Intangible assets	9 Months Ended
Sep. 30, 2024
Intangible assets
Intangible assets
6.	Intangible assets:

	Management service agreement	Covenant not to compete	Total
Cost
Balance, December 31, 2023	$2,792,178	$355,238	$3,147,416
Additions	—	—	—
Asset Disposal	—	(355,238)	(355,238)

Balance, September 30, 2024	$2,792,178	$—	$2,792,178

Accumulated amortization
Balance, December 31, 2023	$2,176,641	$348,718	$2,525,359
Amortization	43,000	6,520	49,520
Asset Disposal	—	(355,238)	(355,238)

Balance, September 30, 2024	$2,219,641	$—	$2,219,641

Net book value
Balance, December 31, 2023	$615,537	$6,520	$622,057
Balance, September 30, 2024	572,537	—	572,537